Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Subsequent events

33.	Subsequent events

a.

On March 1, 2022, The Company entered into an interest rate swap with Bank of Nova Scotia in order to hedge the risk the one-month LIBOR rate increasing on the two loans that MBJA has in U.S. Dollars for a total U.S.$58.0 million. U.S.$30 million that accrues interest at a rate of one-month LIBOR was swapped for a rate of 1.59%, until the expiration of the loan. The remaining U.S.$28 million was swapped for a rate of 1.785%, until the expiration of the loan. Changes in fair value will be recognized temporarily through other comprehensive income within equity and profit and loss as hedging reserve and are recycled to financial expenses as the interest of the loans is recognized.

b.

On March 17, 2022, The Company issued 50 million in long-term unsecured debt securities for a total of Ps.5,000.0 million with principal due at maturity. The issuance was made in two tranches: i) Ps.2,000.0 million were “GAP22” securities with a variable rate of TIIE-28 plus 18 basis points and maturity on March 11, 2027 and ii) Ps.3,000.0 million were “GAP22-2” securities with interest due every 182 days and a fixed annual rate of 9.67%. Maturity is on March 4, 2032. The proceeds of the issuance will be allocated for the Ps.1,500.0 million maturity payment of the “GAP17” debt securities and to fulfill our committed investments in Mexico for 2022.

c.

On March 18, 2022, the Company successfully refinanced our U.S.$191.0 million in bank debt, for two additional years with the new maturities in January and March 2026. The refinancing was obtained from the same two banks that originally granted these loans. U.S.$ 95.5 million was refinanced by BBVA México, with interest payable monthly at a fixed annual rate of 2.45% and U.S.$ 95.5 million was refinanced by Scotiabank Inverlat, S.A, with interest payable monthly at a fixed annual rate of 2.64%.

The accompanying consolidated financial statements were authorized for issuance in the Company´s annual report on Form 20-F, by the Chief Executive Officer and the Chief Financial Officer of Grupo Aeroportuario del Pacífico S.A.B. de C.V. on April 21, 2022, hereby updated for subsequent events, to be filed with the United States Securities and Exchange Commission.